SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 337	$ 405
Additions during the period	72	35
Deductions during the period	(49)	(57)
Exchange rate differences	(14)	(46)
Balance at end of period	$ 346	$ 337